CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Major Customers [Member]
Revenue			$ 1,259,890	$ 214,869
Revenue Percentage	10.00%	10.00%	97.00%	90.00%
Accounts Receivable			$ 15,773	$ 0
Major Vendors [Member]
Accounts Payable			15,696	0
Revenue			$ 1,273,991	$ 225,785
Revenue Percentage			99.00%	97.00%